Stock Options (Summary of Stock Options Outstanding) (Details) (USD $)					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 $2.21 - $7.82 [Member]	Dec. 31, 2013 $9.30 - $18.26 [Member]	Dec. 31, 2013 $18.78 - $74.95 [Member]	Dec. 31, 2013 $82.15 - $120.51 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices (Lower)					$ 2.21	$ 9.30	$ 18.78	$ 82.15
Range of Exercise Prices (Upper)					$ 7.82	$ 18.26	$ 74.95	$ 120.51
Options Outstanding, Number Outstanding	2,007,433	3,315,917	1,037,267	1,182,650	773,770	508,832	370,179	354,652
Options Outstanding, Weighted-Average Remaining Contractual Life in Years					4 years 3 months 18 days	3 years 6 months	4 years 7 months 6 days	9 years 6 months
Options Outstanding, Weighted-Average Exercise Price	$ 29.66	$ 11.84	$ 18.59	$ 15.16	$ 5.94	$ 15.40	$ 43.63	$ 87.27
Options Exercisable, Number Exercisable	1,013,848	2,281,298	210,520		618,965	269,989	124,894	0
Options Exercisable, Weighted-Average Exercise Price	$ 11.36	$ 7.32	$ 16.44		$ 5.53	$ 15.19	$ 31.97